Mutual Fund Series Trust

Catalyst Insider Long-Short Fund

Catalyst/Lyons Tactical Allocation Fund

Catalyst/Lyons Hedged Premium Return Fund

Incorporated herein by reference is the definitive version of the prospectus for Compass EMP Funds filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on June 29, 2012 (SEC Accession No. 0001162044-12-000618).